UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31/07

Date of reporting period: 07/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2007 (Unaudited)

DWS Core Fixed Income Fund

	Principal Amount ($)	Value ($)

Corporate Bonds 17.3%
Consumer Discretionary 0.9%
Comcast Cable Holdings LLC, 10.125%, 4/15/2022	1,980,000	2,546,321
TCI Communications, Inc., 8.75%, 8/1/2015	2,490,000	2,856,764
Time Warner, Inc., 7.625%, 4/15/2031	3,000,000	3,201,891
Viacom, Inc.:
5.75%, 4/30/2011	3,095,000	3,084,208
6.25%, 4/30/2016	306,000	298,458
6.875%, 4/30/2036	1,617,000	1,520,611

		13,508,253

Consumer Staples 0.6%
CVS Caremark Corp.:
6.25%, 6/1/2027	2,663,000	2,540,606
6.302%, 6/1/2037	7,312,000	7,003,726

		9,544,332
Energy 0.8%
Canadian Natural Resources Ltd., 6.5%, 2/15/2037	3,340,000	3,294,159
Enterprise Products Operating LP, 7.5%, 2/1/2011	1,034,000	1,092,529
TransCanada PipeLines Ltd., 6.35%, 5/15/2067	4,900,000	4,586,282
XTO Energy, Inc., 6.75%, 8/1/2037	3,245,000	3,299,438

		12,272,408
Financials 8.3%
AES El Salvador Trust, 144A, 6.75%, 2/1/2016	3,210,000	3,168,591
American General Institutional Capital, 144A, 8.125%, 3/15/2046	7,382,000	8,856,473
Axa, 144A, 6.379%, 12/14/2049	3,060,000	2,614,941
Banco Mercantil del Norte S.A., Series A, 144A, 6.135%, 10/13/2016	1,700,000	1,693,186
Corp. Andina de Fomento, 5.75%, 1/12/2017	4,220,000	4,182,307
Discover Financial Services, 144A, 5.89% *, 6/11/2010	3,845,000	3,845,554
Dresdner Funding Trust I, 144A, 8.151%, 6/30/2031	2,455,000	2,813,197
Farmers Insurance Exchange, 144A, 8.625%, 5/1/2024	3,510,000	4,019,087
FPL Group Capital, Inc., 6.65%, 6/15/2067	5,955,000	5,839,080
Glen Meadow Pass-Through, 144A, 6.505%, 2/12/2067	4,070,000	4,148,551
Goldman Sachs Capital II, 5.793%, 12/29/2049	6,970,000	6,588,169
Lehmans Brother Capital Trust VII, 5.857%, 11/29/2049	4,940,000	4,688,574
Mangrove Bay Pass-Through Trust, 144A, 6.102%, 7/15/2033	2,980,000	2,920,668
Mellon Capital IV, Series 1, 6.244%, 6/29/2049	4,310,000	4,308,194
Morgan Stanley, 5.45%, 1/9/2017	7,355,000	6,990,207
MUFG Capital Finance 1 Ltd., 6.346%, 7/29/2049	6,260,000	6,000,629
NLV Financial Corp., 144A, 6.5%, 3/15/2035	985,000	944,028
Oil Insurance Ltd., 144A, 7.558%, 12/29/2049	12,040,000	12,413,962
PartnerRe Finance, 6.44%, 12/1/2066	4,649,000	4,271,129
StanCorp Financial Group, Inc., 6.9%, 5/29/2067	3,840,000	3,784,735
Sumitomo Mitsui Banking Corp., 144A, 5.625%, 7/29/2049	10,695,000	10,156,785
SunTrust Preferred Capital I, 5.853%, 12/15/2011	1,679,000	1,650,534
The Travelers Companies, Inc., 6.25%, 3/15/2037	1,685,000	1,583,560
UDR, Inc., Series E, (REIT), 3.9%, 3/15/2010	1,370,000	1,320,699
Wachovia Bank NA, 5.85%, 2/1/2037	5,000,000	4,681,160
Wachovia Capital Trust III, 5.8%, 3/15/2042	11,790,000	11,563,090
White Mountains Re Group, 144A, 6.375%, 3/20/2017	1,280,000	1,235,414
XL Capital Ltd., Series E, 6.5%, 12/31/2049	4,470,000	3,989,028
Xstrata Finance Canada Ltd., 144A, 5.8%, 11/15/2016	724,000	710,004
ZFS Finance USA Trust V, 144A, 6.5%, 5/9/2037	500,000	468,232

		131,449,768
Health Care 0.1%
Quest Diagnostics, Inc., 6.95%, 7/1/2037	1,821,000	1,869,688
Industrials 0.1%
America West Airlines, Inc., Series 99-1, 7.93%, 1/2/2019	1,677,102	1,806,155
Information Technology 0.3%
Broadridge Financial Solutions, Inc., 6.125%, 6/1/2017	3,447,000	3,370,421
Seagate Technology HDD Holdings:
6.375%, 10/1/2011	1,665,000	1,615,050
6.8%, 10/1/2016	395,000	367,350

		5,352,821

Materials 0.4%
Celulosa Arauco y Constitucion SA, 5.625%, 4/20/2015	4,683,000	4,457,663
Sappi Papier Holding AG, 144A, 6.75%, 6/15/2012	2,438,000	2,314,540

		6,772,203
Telecommunication Services 0.7%
Ameritech Capital Funding, 6.25%, 5/18/2009	10,000	10,139
Embarq Corp., 7.995%, 6/1/2036	819,000	808,773
Nextel Communications, Inc., Series D, 7.375%, 8/1/2015	2,017,000	1,956,490
Qwest Corp.:
7.5%, 10/1/2014	1,480,000	1,450,400
7.625%, 6/15/2015	3,449,000	3,380,020
Telecom Italia Capital:
4.95%, 9/30/2014	661,000	611,093
5.25%, 11/15/2013	2,620,000	2,491,306

		10,708,221
Utilities 5.1%
Arizona Public Service Co., 6.875%, 8/1/2036	4,195,000	4,274,256
Baltimore Gas & Electric Co., 144A, 6.35%, 10/1/2036	3,170,000	3,117,587
Cleveland Electric Illuminating Co., 7.43%, 11/1/2009	7,076,000	7,388,186
Commonwealth Edison Co.:
Series 99, 3.7%, 2/1/2008	1,855,000	1,838,361
Series 98, 6.15%, 3/15/2012	3,710,000	3,764,341
6.95%, 7/15/2018	240,000	235,800
Series 92, 7.625%, 4/15/2013	905,000	956,069
Consolidated Natural Gas Co., 6.0%, 10/15/2010	1,865,000	1,892,059
Constellation Energy Group, 7.6%, 4/1/2032	880,000	974,133
Consumers Energy Co., Series F, 4.0%, 5/15/2010	5,983,000	5,761,940
Dominion Resources, Inc.:
Series 06-B, 6.3%, 9/30/2066	2,830,000	2,819,303
7.5%, 6/30/2066	5,575,000	5,729,456
Energy East Corp.:
6.75%, 6/15/2012	5,070,000	5,325,488
6.75%, 9/15/2033	970,000	1,009,439
6.75%, 7/15/2036	2,615,000	2,708,031
Integrys Energy Group, Inc., 6.11%, 12/1/2066	4,520,000	4,284,553
Nevada Power Co., Series N, 6.65%, 4/1/2036	2,109,000	2,044,283
Pedernales Electric Cooperative, Series 2002-A, 144A, 6.202%, 11/15/2032	5,694,000	5,701,345
PPL Capital Funding, Inc., Series A, 6.7%, 3/30/2067	6,825,000	6,420,619
Sierra Pacific Power Co., Series M, 6.0%, 5/15/2016	5,135,000	5,006,748
TXU Corp., 7.46%, 1/1/2015	1,728,574	1,746,447
Wisconsin Energy Corp., Series A, 6.25%, 5/15/2067	8,015,000	7,607,373

		80,605,817

Total Corporate Bonds (Cost $279,068,192)		273,889,666
Asset Backed 3.0%
Automobile Receivables 0.1%
Whole Auto Loan Trust, "B", Series 2004-1, 3.13%, 3/15/2011	846,737	841,898
Home Equity Loans 2.8%
Advanta Mortgage Loan Trust, "A6", Series 2000-2, 8.47%, 3/25/2015	47,656	47,471
Chase Funding Mortgage Loan Asset-Backed Certificates, "2A2", Series 2003-4, 5.62% *, 5/25/2033	5,532,062	5,536,001
Citigroup Mortgage Loan Trust, Inc., "A1", Series 2006-WFH4, 5.37% *, 11/25/2036	5,985,033	5,984,410
Countrywide Asset-Backed Certificates:

"A6", Series 2006-15, 5.826%, 10/25/2046	2,505,000	2,472,704
"1AF6", Series 2006-11, 6.15%, 9/25/2046	6,555,000	6,517,330
Credit-Based Asset Servicing and Securitization:
"AF1B", Series 2005-CB8, 5.451%, 12/25/2035	1,088,293	1,083,876
"A2A", Series 2007-CB2, 5.891%, 2/25/2037	7,485,737	7,473,649
First Franklin Mortgage Loan Asset Backed Certificates, "A3", Series 2006-FF15, 5.37% *, 11/25/2036	5,072,530	5,061,245
Household Home Equity Loan Trust, "A1F", Series 2006-3, 5.98%, 3/20/2036	5,983,826	5,973,468
Renaissance Home Equity Loan Trust, "AF3", Series 2005-2, 4.499%, 8/25/2035	5,428,000	5,376,041
Securitized Asset Backed NIM Trust, "NIM", Series 2005-FR4, 144A, 6.0%, 1/25/2036	489,619	487,861

		46,014,056
Manufactured Housing Receivables 0.1%
Green Tree Financial Corp., "A4", Series 1996-2, 7.2%, 4/15/2027	811,976	829,911

Total Asset Backed (Cost $47,808,240)		47,685,865
Mortgage Backed Securities Pass-Throughs 12.3%
Federal Home Loan Mortgage Corp.:
3.5%, 8/1/2035	6,856,536	5,891,254
5.0%, 4/1/2035	4,596,550	4,333,147
5.5%, with various maturities from 10/1/2023 until 9/1/2034 (a)	16,284,117	15,779,371
6.5%, 1/1/2035	3,893,557	3,973,405
Federal National Mortgage Association:
4.5%, with various maturities from 11/1/2019 until 10/1/2033 (b)	44,342,941	42,054,701
5.0%, with various maturities from 10/1/2033 until 5/1/2034	6,089,846	5,738,766
5.5%, with various maturities from 7/1/2024 until 3/1/2037 (a)	62,086,475	60,237,336
6.0%, with various maturities from 10/1/2022 until 4/1/2024	11,450,133	11,414,352
6.5%, with various maturities from 5/1/2023 until 4/1/2037	43,535,108	44,052,063
7.0%, 6/1/2032 (a)	560,000	575,094

Total Mortgage Backed Securities Pass-Throughs (Cost $196,326,674)		194,049,489
Commercial and Non-Agency Mortgage-Backed Securities 36.7%
American Home Mortgage Investment Trust, "5A3", Series 2005-2, 5.077%, 9/25/2035	1,410,000	1,393,209
Banc of America Commercial Mortgage, Inc.:
"A4", Series 2005-5, 5.115%, 10/10/2045	9,810,000	9,343,890
"A2", Series 2007-2, 5.634%, 4/10/2049	5,970,000	5,955,750
"A2", Series 2007-3, 5.838%, 7/10/2012	5,560,000	5,568,688
"A1A", Series 2000-1, 7.109%, 11/15/2031	22,712	22,821
Bear Stearns Adjustable Rate Mortgage Trust:
"A1", Series 2006-1, 4.625% *, 2/25/2036	14,191,075	13,877,484
"2A1", Series 2006-4, 5.815% *, 10/25/2036	5,643,559	5,660,742
Bear Stearns Commercial Mortgage Securities, Inc.:
"AAB", Series 2007-PW15, 5.315%, 2/11/2044	7,175,000	6,947,032
"A2", Series 2007-PW16, 5.85% *, 6/11/2012	11,025,000	11,040,532
"AAB", Series 2007-PW16, 5.902% *, 10/11/2016	7,775,000	7,731,510
Chase Mortgage Finance Corp., "A1", Series 2003-S2, 5.0%, 3/25/2018	9,545	9,401
Citicorp Mortgage Securities, Inc., "1A1", Series 2004-1, 5.25%, 1/25/2034	5,259,452	5,205,743
Citigroup Mortgage Loan Trust, Inc.:
"1A2", Series 2006-AR2, 5.537% *, 3/25/2036	10,519,769	10,511,503
"1CB2", Series 2004-NCM2, 6.75%, 8/25/2034	2,969,455	2,999,613
Citigroup/Deutsche Bank Commercial Mortgage Trust, "A4", Series 2007-CD4, 5.322%, 12/11/2049	7,400,000	7,054,111
CitiMortgage Alternative Loan Trust, "A1", Series 2006-A2, 6.0%, 5/25/2036	7,589,088	7,620,212
Countrywide Alternative Loan Trust:
"A2", Series 2003-6T2, 5.0%, 6/25/2033	6,920	6,886
"A2", Series 2003-21T1, 5.25%, 12/25/2033	3,627,740	3,592,458

"A4", Series 2004-14T2, 5.5%, 8/25/2034	3,433,753	3,411,972
"A6", Series 2004-14T2, 5.5%, 8/25/2034	3,960,961	3,935,210
"7A1", Series 2004-J2, 6.0%, 12/25/2033	1,292	1,274
"1A1", Series 2004-J1, 6.0%, 2/25/2034	782,027	778,626
Countrywide Home Loans:
"A15", Series 2002-34, 4.75%, 1/25/2033	4,320,624	4,237,120
"1A1", Series 2007-HY1, 5.707% *, 4/25/2037	10,678,666	10,676,939
"A1", Series 2005-29, 5.75%, 12/25/2035	8,218,183	8,043,187
Credit Suisse Mortgage Capital Certificates:
"AAB", Series 2006-C5, 5.308%, 12/15/2039	6,490,000	6,300,045
"4A15", Series 2007-3, 5.5%, 4/25/2037	7,192,193	7,117,195
"5A14", Series 2007-1, 6.0%, 2/25/2037	7,761,281	7,780,038
CS First Boston Mortgage Securities Corp., "1A11", Series 2004-4, 5.5%, 8/25/2034	3,825,657	3,809,561
CW Capital Cobalt Ltd., "A3", Series 2007-C2, 5.484%, 4/15/2047	5,535,000	5,326,609
First Horizon Mortgage Pass-Through Trust:
"2A1", Series 2005-AR2, 5.121% *, 6/25/2035	5,916,625	5,875,645
"1A2", Series 2006-AR4, 5.506% *, 1/25/2037	6,970,742	6,944,626
GMAC Mortgage Corp. Loan Trust:
"A2", Series 2004-J1, 5.25%, 4/25/2034	3,309,062	3,287,806
"A15", Series 2004-J1, 5.25%, 4/25/2034	3,057,660	3,037,312
"4A1", Series 2005-AR6, 5.462% *, 11/19/2035	5,747,777	5,662,393
Greenwich Capital Commercial Funding Corp.:
"A2", Series 2007-GG9, 5.381%, 3/10/2039	11,250,000	11,120,826
"AAB", Series 2006-GG7, 6.111% *, 7/10/2038	7,000,000	7,072,278
GS Mortgage Securities Corp. II:
"A2", Series 2006-GG8, 5.479%, 11/10/2039	7,690,000	7,657,970
"J", Series 2007-GG10, 144A, 5.993%, 8/10/2045	9,913,000	7,678,511
GSR Mortgage Loan Trust:
"2A4", Series 2006-AR1, 5.181% *, 1/25/2036	9,450,000	9,363,815
"2A1", Series 2007-AR2, 5.498% *, 5/25/2037	11,193,114	11,193,801
"2A1", Series 2007-AR1, 6.015% *, 3/25/2037	13,049,794	13,126,505
Indymac Index Mortgage Loan Trust, "3A1", Series 2006-AR33, 5.796% *, 1/25/2037	6,206,345	6,214,972
JPMorgan Chase Commercial Mortgage Securities Corp.:
"ASB", Series 2007-CB19, 5.92%, 2/12/2049	6,879,000	6,848,563
"A2", Series 2007-LD11, 5.992%, 6/15/2049	11,930,000	12,097,736
"ASB", Series 2007-LD11, 6.007%, 6/15/2049	13,981,000	14,144,857
JPMorgan Mortgage Trust:
"6A1", Series 2007-A1, 4.78%, 7/25/2035	6,353,761	6,257,673
"2A4L", Series 2006-A6, 5.569% *, 10/25/2036	7,185,000	7,123,700
"2A1" Series 2006-A5, 5.837% *, 8/25/2036	7,009,286	7,061,649
Lehman Mortgage Trust:
"3A3", Series 2006-1, 5.5%, 2/25/2036	6,411,031	6,374,903
"1A10", Series 2006-3, 6.0%, 7/25/2036	6,044,932	6,073,311
Master Adjustable Rate Mortgages Trust, "B1", Series 2004-13, 3.814% *, 12/21/2034	6,307,212	6,114,533
Master Alternative Loans Trust:
"5A1", Series 2005-2, 6.5%, 12/25/2034	730,645	732,129
"8A1", Series 2004-3, 7.0%, 4/25/2034	180,869	181,749
"6A1", Series 2004-5, 7.0%, 6/25/2034	1,194,745	1,205,832
Master Asset Securitization Trust, "2A7", Series 2003-9, 5.5%, 10/25/2033	5,081,583	4,861,647
Merrill Lynch Mortgage Investors Trust, "A2", Series 2005-A5, 4.566%, 6/25/2035	3,578,000	3,506,985
Merrill Lynch/Countrywide Commercial Mortgage Trust, "ASB", Series 2007-7, 5.745%, 6/12/2050	3,900,000	3,864,846
Morgan Stanley Capital I:
"A2", Series 2007-HQ11, 5.359%, 2/12/2044	7,325,000	7,233,274
"AAB", Series 2007-IQ14, 5.654%, 4/15/2049	7,655,000	7,544,095
NYC Mortgage Loan Trust, "A3", Series 1996, 144A, 6.75%, 9/25/2019	1,840,932	1,840,932
Residential Accredit Loans, Inc., "CB", Series 2004-QS2, 5.75%, 2/25/2034	1,624,617	1,570,801

Residential Asset Securitization Trust, "A1", Series 2004-A1, 5.25%, 4/25/2034	4,222,704	4,122,548
Residential Funding Mortgage Security I, "2A2", Series 2007-SA1, 5.627% *, 2/25/2037	9,989,503	9,975,054
Sequoia Mortgage Trust, "2A1", Series 2007-1, 5.828% *, 2/20/2047	7,124,538	7,143,662
Structured Adjustable Rate Mortgage Loan Trust:
"6A3", Series 2005-21, 5.4%, 11/25/2035	5,644,000	5,508,118
"5A1", Series 2005-18, 5.533% *, 9/25/2035	2,705,816	2,700,762
"2A1", Series 2006-1, 5.62% *, 2/25/2036	7,247,942	7,244,659
"7A4", Series 2006-1, 5.62%, 2/25/2036	6,132,000	6,001,248
Structured Asset Securities Corp., "4A1", Series 2005-6, 5.0%, 5/25/2035	43,328	40,336
Wachovia Bank Commercial Mortgage Trust:
"A3", Series 2007-C30, 5.246%, 12/15/2043	5,390,000	5,288,252
"A5", Series 2007-C30, 5.342%, 12/15/2043	120,000	114,527
"A2", Series 2007-C31, 5.421%, 4/15/2047	19,950,000	19,691,626
"A2", Series 2007-C32, 5.736%, 6/15/2049	7,790,000	7,802,152
Washington Mutual Mortgage Pass-Through Certificates Trust:
"1A3", Series 2005-AR14, 5.06% *, 12/25/2035	6,100,000	6,019,080
"1A3", Series 2005-AR16, 5.104% *, 12/25/2035	6,220,000	6,148,666
"4A1", Series 2007-HY3, 5.353% *, 3/25/2037	11,936,793	11,887,964
"2CB4", Series 2005-7, 5.5%, 8/25/2035	6,244,066	6,156,151
"1A1", Series 2007-HY5, 5.547% *, 5/25/2037	7,183,041	7,163,561
"1A1", Series 2007-HY4, 5.565% *, 4/25/2037	13,727,685	13,682,619
"1A1", Series 2006-AR16, 5.61% *, 12/25/2036	8,887,284	8,873,503
"1A1", Series 2007-HY2, 5.635% *, 12/25/2036	6,706,197	6,702,419
"1A3", Series 2006-AR8, 5.897% *, 8/25/2046	7,705,000	7,825,737
Washington Mutual Mortgage Securities Corp., "1A7", Series 2003-MS8, 5.5%, 5/25/2033	320,927	319,858
Wells Fargo Mortgage Backed Securities Trust:
"2A5", Series 2006-AR2, 5.089% *, 3/25/2036	19,053,433	18,922,848
"3A2", Series 2006-AR8, 5.238% *, 4/25/2036	10,170,000	10,119,989
"A1", Series 2006-3, 5.5%, 3/25/2036	7,904,524	7,847,723
"A6", Series 2006-AR11, 5.518% *, 8/25/2036	10,255,000	10,169,378
"2A5", Series 2006-AR1, 5.553% *, 3/25/2036	8,400,000	8,217,903
"1A3", Series 2006-6, 5.75%, 5/25/2036	6,558,045	6,545,856

Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $584,658,668)		581,071,235
Collateralized Mortgage Obligations 9.0%
Fannie Mae Whole Loan, "1A1", Series 2004-W15, 6.0%, 8/25/2044	2,411,417	2,423,499
Federal Home Loan Mortgage Corp.:
"LN", Series 3145, 4.5%, 10/15/2034	7,110,272	6,820,865
"UE", Series 2764, 5.0%, 10/15/2032	10,000	9,540
"PD", Series 2844, 5.0%, 12/15/2032	11,080,000	10,532,236
"EG", Series 2836, 5.0%, 12/15/2032	4,295,000	4,082,625
"TE", Series 2780, 5.0%, 1/15/2033	13,771,000	13,127,228
"NE", Series 2802, 5.0%, 2/15/2033	90,000	85,761
"OE", Series 2840, 5.0%, 2/15/2033	5,050,000	4,781,355
"PD", Series 2893, 5.0%, 2/15/2033	9,696,000	9,211,903
"TE", Series 2827, 5.0%, 4/15/2033	65,000	61,857
"XD", Series 2941, 5.0%, 5/15/2033	10,975,000	10,394,707
"PE", Series 2864, 5.0%, 6/15/2033	40,000	38,081
"UE", Series 2911, 5.0%, 6/15/2033	10,815,000	10,257,243
"ND", Series 2950, 5.0%, 6/15/2033	11,250,000	10,633,176
"BG", Series 2869, 5.0%, 7/15/2033	1,230,000	1,170,400
"PD", Series 2939, 5.0%, 7/15/2033	3,414,000	3,233,529
"JG", Series 2937, 5.0%, 8/15/2033	55,000	52,061
"KD", Series 2915, 5.0%, 9/15/2033	5,936,000	5,630,589

"NE", Series 2921, 5.0%, 9/15/2033	12,670,000	12,000,943
"ND", Series 2938, 5.0%, 10/15/2033	3,865,000	3,661,347
"KE", Series 2934, 5.0%, 11/15/2033	53,000	50,244
"YA", Series 2841, 5.5%, 7/15/2027	6,147,561	6,168,234
"PE", Series 2450, 6.0%, 7/15/2021	28,787	28,948
"CH", Series 2322, 6.0%, 2/15/2029	4,589,173	4,606,785
"YB", Series 2205, 6.0%, 5/15/2029	599,272	602,053
"PE", Series 2165, 6.0%, 6/15/2029	5,726,176	5,772,541
Federal National Mortgage Association:
"BG", Series 2005-12, 5.0%, 10/25/2033	2,457,000	2,326,935
"EC", Series 2005-15, 5.0%, 10/25/2033	80,000	75,816
"HE", Series 2005-22, 5.0%, 10/25/2033	25,000	23,662
"PE", Series 2005-14, 5.0%, 12/25/2033	90,000	85,301
"OG", Series 2001-69, 5.5%, 12/25/2016	25,000	24,907
"J", Series 1998-36, 6.0%, 7/18/2028	4,477,357	4,499,794
"PH", Series 1999-19, 6.0%, 5/25/2029	5,666,996	5,693,647
"Z", Series 2001-14, 6.0%, 5/25/2031	17,267	17,317
"A2", Series 1998-M1, 6.25%, 1/25/2008	469,989	468,956
"A2", Series 1998-M6, 6.32%, 8/15/2008	3,107,165	3,120,028

Total Collateralized Mortgage Obligations (Cost $144,038,582)		141,774,113
Municipal Bonds and Notes 2.9%
Arkansas, Development Finance Authority, Collateralized Mortgage Obligation, "A4", Series 1988-A, Principal Only, Zero Coupon, 7/10/2014 (c)	382,000	256,758
Arkansas, State Development Finance Authority, Economic Development Revenue, Series B, 4.85%, 10/1/2012 (c)	120,000	118,003
Belmont, CA, Multi-Family Housing Revenue, Redevelopment Agency Tax Allocation, 7.55%, 8/1/2011 (c)	570,000	576,646
California, Housing Finance Agency, Single Family Mortgage:
Series A-1, 7.9%, 8/1/2007 (c)	15,000	15,000
Series A-1, 8.24%, 8/1/2014 (c)	20,000	20,000
Contra Costa County, CA, Multi-Family Housing Revenue, Willow Pass Apartments, Series D, 6.8%, 12/1/2015	1,240,000	1,277,014
Hoboken, NJ, Series B, 5.12%, 2/1/2013 (c)	3,185,000	3,175,955
Lake Mills, IA, Hospital & Healthcare Revenue, Investors Limited, First Mortgage, Series 1997, 8.0%, 11/1/2007	610,000	609,524
Los Angeles, CA, Community Redevelopment Agency, Community Redevelopment Financing Authority Revenue, Series L, 6.02%, 9/1/2021 (c)	6,480,000	6,576,876
New York, Multi-Family Housing Revenue, Housing Finance Agency, Series C, 8.11%, 11/15/2038	2,270,000	2,320,326
Pleasantville, NJ, School District, 5.25%, 2/15/2020 (c)	45,000	43,260
Pomona, CA, Pension Obligation, Series AR, 5.732%, 7/1/2025 (c)	3,745,000	3,649,540
Pueblo of Santa Ana, NM, Certificates of Participation, 5.875%, 4/1/2024	4,823,500	4,723,798
Rancho Cordova, CA, Certificates of Partnership, City Hall Acquisition, Series B, 5.65%, 2/1/2024 (c)	4,340,000	4,319,298
Riverside, CA, Public Financing Authority, Tax Allocation Revenue, University Corridor, Series D, 5.89%, 8/1/2032 (c)	3,760,000	3,694,839
West Virginia, State General Obligation, Jobs Inventory Trust Board:
Series A, Zero Coupon, 1/22/2012	1,300,000	991,471
Series A, 144A, Zero Coupon, 6/12/2013	1,500,000	1,047,915
Series C, 144A, Zero Coupon, 7/31/2013	3,500,000	2,423,435
Wilkes Barre, PA, General Obligation, Series C, 5.48%, 11/15/2024 (c)	6,315,000	6,098,964
Wisconsin, Plover Wisconsin Taxable Bond Anticipation Notes, Series C, 6.25%, 12/1/2008	4,325,000	4,357,135

Total Municipal Bonds and Notes (Cost $46,000,853)		46,295,757

	Government & Agency Obligations 16.0%
US Treasury Obligations
US Treasury Bonds:
	6.0%, 2/15/2026		63,658,000	71,127,884
	8.75%, 8/15/2020		7,288,000	9,915,098
US Treasury Notes:
	4.625%, 12/31/2011		42,606,000	42,652,611
	4.625%, 2/29/2012		128,532,000	128,672,614

Total Government & Agency Obligations (Cost $250,337,567)				252,368,207
			Shares	Value ($)

	Preferred Stocks 0.2%
Arch Capital Group Ltd., 8.0%			26,915	697,268
Delphi Financial Group, Inc. 7.376%			93,400	2,078,150

Total Preferred Stocks (Cost $3,013,982)				2,775,418
	Cash Equivalents 4.5%
Cash Management QP Trust, 5.35% (d) (Cost $70,716,582)			70,716,582	70,716,582
			% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 1,621,969,340)			101.9	1,610,626,332
Other Assets and Liabilities, Net			(1.9)	(29,389,904)

Net Assets			100.0	1,581,236,428

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury Bill rate. These securities are shown at their current rate as of July 31, 2007.

(a)	Mortgage Dollar rolls included.
(b)	Delayed delivery security included.
(c)	Bond is insured by one of these companies:
	Insurance Coverage	As a % of Total Investment Portfolio
	Ambac Assurance Corp.	0.7
	MBIA Corporation	1.1
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REIT: Real Estate Investment Trust

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp. and Federal National Mortgage Association issues have similar coupon rates and have been aggregated for presentation purposes in the investment portfolio.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Core Fixed Income Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Core Fixed Income Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 14, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        September 14, 2007